FINANCIAL INSTRUMENTS	12 Months Ended
Jun. 30, 2024
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL INSTRUMENTS	FINANCIAL INSTRUMENTS
    CLASSIFICATION AND MEASUREMENT OF FINANCIAL ASSETS
Financial assets are not reclassified subsequent to their initial recognition unless the Group changes its business model for managing financial assets, in which case all affected financial assets are reclassified on the first day of the first reporting period following the change in business model.
A financial asset shall be measured at amortised cost if both the following conditions are met:
•the financial asset is held in a business model whose objective is to hold financial assets in order to collect contractual cash flows; and
•the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.
An investment is measured at fair value through other comprehensive income if it meets both of the following conditions and is not designated as at fair value through profit or loss:
•it is held with a business model whose objective achieved by both collecting contractual cash flows and selling financial assets; and
•its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.
27    FINANCIAL INSTRUMENTS continued
FINANCIAL RISK MANAGEMENT FRAMEWORK
Overview
The Group has exposure to credit risk, liquidity risks, as well as other market risks from its use of financial instruments. This note presents information about the Group’s exposure to each of the above risks, the Group’s objectives and policies and processes for measuring and managing risk. The Group’s management of capital is disclosed in note 20. This note must be read with the quantitative disclosures included throughout these consolidated financial statements.
The board of directors (“Board”) has overall responsibility for the establishment and oversight of the Group’s risk management framework. The Risk Committee (“RC”) which is responsible for developing and monitoring the Group’s risk management policies. The committee reports regularly to the Board on its activities.
The Group’s risk management policies are established to identify and analyse the risks faced by the Group, to set appropriate risk limits and controls, and to monitor risks and adherence to limits. Risk management policies and systems are reviewed regularly to reflect changes to market conditions and the Group’s activities. The Group, through its training and management standards and procedures, aims to develop a disciplined and constructive control environment in which all employees understand their roles and obligations.
The RC oversees how management monitors compliance with the Group’s risk management policies and procedures, and reviews the adequacy of the risk management framework in relation to the risks faced by the Group. The RC is assisted in its oversight role by the internal audit function. The internal audit function undertakes both regular and ad hoc reviews of risk management controls and procedures, the results of which are reported to the RC.
CREDIT RISK
Credit risk is the risk of financial loss to the Group if a customer or counterparty to a financial instrument fails to meet its contractual obligations, and arises principally from the Group’s trade and other receivables.
The Group’s financial instruments do not represent a concentration of credit risk due to the exposure to credit risk being managed as disclosed in the following notes:
NOTE 12    INVESTMENTS IN REHABILITATION AND OTHER FUNDS
NOTE 13    CASH AND CASH EQUIVALENTS
NOTE 15    TRADE AND OTHER RECEIVABLES
MARKET RISK
Market risk is the risk that changes in market prices, such as commodity prices, foreign exchange rates, interest rates and equity prices will affect the consolidated profit or loss or the value of its financial instruments. The objective of market risk management is to manage and control market risk exposures within acceptable parameters, while optimising returns.
Commodity price risk
Additional disclosures are included in the following note:
NOTE 4        REVENUE
Other market risk
Additional disclosures are included in the following note:
NOTE 25    OTHER INVESTMENTS
Interest rate risk
Fluctuations in interest rates impact on the value of short-term cash investments and financing activities, giving rise to interest rate risk. In the ordinary course of business, the Group receives cash from its operations and is obliged to fund working capital and capital expenditure requirements. This cash is managed to ensure surplus funds are invested in a manner to achieve maximum returns while minimising risks. Lower interest rates result in lower returns on investments and deposits and also may have the effect of making it less expensive to borrow funds. Conversely, higher interest rates result in higher interest payments on loans and overdrafts.
Additional disclosures are included in the following notes:
NOTE 12    INVESTMENTS IN REHABILITATION AND OTHER FUNDS
NOTE 13    CASH AND CASH EQUIVALENTS
Foreign currency risk
The Group enters into transactions denominated in foreign currencies, such as gold sales denominated in US dollar, in the ordinary course of business The Group holds cash denominated in a foreign currency. This exposes the Group to fluctuations in foreign currency exchange rates.
Additional disclosures are included in the following notes:
NOTE 4        REVENUE
NOTE 13    CASH AND CASH EQUIVALENTS
NOTE 15    TRADE AND OTHER RECEIVABLES

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LIQUIDITY RISK
Liquidity risk is the risk that the Group will not be able to meet its financial obligations as they fall due. The Group’s approach to managing liquidity is to ensure, as far as possible, that it will always have sufficient liquidity to meet its liabilities when due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Group’s reputation.
The Group ensures that it has sufficient cash on demand to meet expected operational expenses, including the servicing of financial obligations; this excludes the potential impact of extreme circumstances that cannot reasonably be predicted, such as natural disasters.
    Additional disclosures are included in the following note:
    NOTE 10.2    LEASE LIABILITIES
    NOTE 16    TRADE AND OTHER PAYABLES
    NOTE 20    CAPITAL MANAGEMENT